Investment Strategy	Mar. 17, 2025
GraniteShares 1.25x Long TSLA Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 1.25 times (125%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 125% of the Fund’s net asset value. The Fund aims to generate 1.25 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underling Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund uses Cowen Financial Products LLC as its main swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 1.25 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the automotive industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 125% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Tesla, Inc. The common stock of Tesla, Inc. (TSLA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long NVDA Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 35% and 45% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of NVIDIA Corporation. The common stock of NVIDIA Corporation (NVDA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corporation pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long COIN Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 35% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and Flexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the financial services industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Coinbase Global, Inc. The common stock of Coinbase Global, Inc. (COIN) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Coinbase Global, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund uses Cowen Financial Products LLC as its main swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the business services industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Alibaba Group Holding Limited. The American Deposit Share of Alibaba Group Holding Limited (BABA) is registered under the Securities Exchange Act of 1933, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alibaba Group Holding Limited pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alibaba Group Holding Limited may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long META Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps

The Fund may enter into one or more swap agreements with major financial Institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund uses Cowen Financial Products LLC as its main swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and Flexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the Computer Programming industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Meta Platforms Inc. The common stock of Meta Platforms Inc. (FB) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Meta Platforms Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Meta Platforms Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long GOOGL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 35% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer programming industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Alphabet Inc. The common stock of Alphabet Inc. (GOOGL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alphabet Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alphabet Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long AMZN Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 40% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and Flexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the retail industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Amazon.com, Inc. The common stock of Amazon.com, Inc. (AMZN) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Amazon.com, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Amazon.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long AAPL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund uses Cowen Financial Products LLC as its main swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Apple Inc. The common stock of Apple Inc. (AAPL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Apple Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Apple Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long MSFT Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial Institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock.. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer software industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Microsoft Corporation. The common stock of Microsoft Corporation (MSFT) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Microsoft Corporation pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Microsoft Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long AMD Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 35% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sell put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and Flexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Advanced Micro Devices, Inc. The common stock of Advanced Micro Devices, Inc. (AMD) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Advanced Micro Devices, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Advanced Micro Devices, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long PLTR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 35% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer software industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Palantir Technologies, Inc. The common stock of Palantir Technologies, Inc. (PLTR) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Palantir Technologies, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Palantir Technologies, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long UBER Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 35% and 45% of its assets as collateral under the swap agreements

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sell the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the business services industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Uber Technologies, Inc. The common stock of Uber Technologies, Inc. (UBER) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Uber Technologies, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Uber Technologies, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long DIS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 35% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the amusement and recreation industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Walt Disney Co. The common stock of Walt Disney Co. (DIS) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Walt Disney Co. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Walt Disney Co. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long F Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 35% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the automotive industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Ford Motor Company. The common stock of Ford Motor Company (F) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Ford Motor Company pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Ford Motor Company may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.